Loss And Loss Adjustment Expense Reserves	12 Months Ended
Dec. 31, 2024
Insurance [Abstract]
Loss And Loss Adjustment Expense Reserves	LOSS AND LOSS ADJUSTMENT EXPENSE RESERVES
We write personal and commercial auto insurance, personal residential property insurance, business-related general liability and commercial property insurance predominantly for small businesses, workers’ compensation insurance primarily for the transportation industry, and other specialty property-casualty insurance and provide related services throughout the United States. As a property-casualty insurance company, we are exposed to hurricanes or other catastrophes. We are unable to predict the frequency or severity of any such events that may occur in the near term or thereafter. To help mitigate this risk in our Personal Lines property business, we currently maintain excess of loss reinsurance coverage, both on an aggregate and a per occurrence basis.
As we are primarily an insurer of motor vehicles and residential property, we have minimal exposure to environmental and asbestos claims.
Loss and Loss Adjustment Expense Reserves Loss and loss adjustment expense (LAE) reserves represent our best estimate of our ultimate liability for losses and LAE relating to events that occurred prior to the end of any given accounting period but have not yet been paid. For our Personal and Commercial Lines vehicle businesses, which represented about 91% of our total carried reserves at December 31, 2024, we establish loss and LAE reserves after completing reviews at a disaggregated level of grouping. Progressive’s actuarial staff reviews approximately 400 subsets of business data, which are at a combined state, product, and line coverage level, to calculate the needed loss and LAE reserves. During a reserve review, ultimate loss amounts are estimated using several industry standard actuarial projection methods. These methods take into account historical comparable loss data at the subset level and estimate the impact of various loss development factors, such as the frequency (number of losses per exposure), severity (dollars of loss per each claim), and average premium (dollars of premium per earned car year), as well as the frequency and severity of loss adjustment expense costs.
We begin our review of a set of data by producing multiple estimates of needed reserves, using both paid and incurred data, to determine if a reserve change is required. In the event of a wide variation among results generated by the different projections, our actuarial group will further analyze the data using additional quantitative analysis. Each review develops a point estimate for a relatively small subset of the business, which allows us to establish meaningful reserve levels for that subset. We believe our comprehensive process of reviewing at a subset level provides us more meaningful estimates of our aggregate loss reserves.
The actuarial staff completes separate projections of needed case and incurred but not recorded (IBNR) reserves. Since a large majority of the parties involved in an accident report their claims within a short time period after the occurrence, we do not carry a significant amount of IBNR reserves for older accident years. Based on the methodology we use to estimate case reserves for our personal vehicle and Commercial Lines auto businesses, we generally do not have expected development on reported claims included in our IBNR reserves. We do, however, include anticipated salvage and subrogation recoveries in our IBNR reserves, which could result in negative carried IBNR reserves, primarily in our physical damage reserves.
Changes from our historical data trends, or third-party modeled data trends, may reduce the predictiveness of our projected future loss costs. Internal considerations that are process-related, which generally result from changes in our claims organization’s activities, include claim closure rates, the number of claims that are closed without payment, and the level of the claims representatives’ estimates of the needed case reserve for each claim. These changes and their effect on the historical data are studied at the state level versus on a larger, less indicative, countrywide basis. External items considered include the litigation atmosphere, state-by-state changes in medical costs, and the availability of services to resolve claims. These also are better understood at the state level versus at a more macro, countrywide level. The actuarial staff takes these changes into consideration when making their assumptions to determine needed reserve levels.
Similar to our vehicle businesses, our actuarial staff analyzes loss and LAE data for our Commercial Lines non-vehicle business and our Personal Lines property business on a claim occurrence period basis. Many of the methodologies and key parameters reviewed are similar. In addition, for our Progressive Fleet & Specialty Programs (previously referred to as Protective Insurance) and Personal Lines property businesses, since claims adjusters primarily establish the case reserves, the actuarial staff includes expected development on case reserves as a component of the overall IBNR reserves.
Activity in the loss and LAE reserves is summarized as follows:

(millions)	2024	2023	2022
Balance at January 1	$34,389	$30,359	$26,164
Less reinsurance recoverables on unpaid losses	4,789	5,559	4,734
Net balance at January 1	29,600	24,800	21,430
Incurred related to:
Current year	49,476	44,561	38,209
Prior years	(416)	1,094	(86)
Total incurred	49,060	45,655	38,123
Paid related to:
Current year	28,909	26,875	23,543
Prior years	15,181	13,980	11,210
Total paid	44,090	40,855	34,753
Net balance at December 31	34,570	29,600	24,800
Plus reinsurance recoverables on unpaid losses	4,487	4,789	5,559
Balance at December 31	$39,057	$34,389	$30,359
We experienced favorable development of $416 million and $86 million in 2024 and 2022, respectively, compared to unfavorable reserve development of $1,094 million in 2023, which is reflected as “Incurred related to prior years” in the table above.
2024
•The favorable prior year reserve development included approximately $180 million attributable to accident year 2023, $55 million to accident year 2022, and the remainder to accident years 2021 and prior.
•Our personal auto products incurred about $550 million of favorable loss and LAE reserve development, with about 60% attributable to the agency auto business and the balance to the direct auto business. The favorable development was, in part, due to lower than anticipated severity and frequency in Florida and lower than anticipated property damage severity across the majority of states.
•Our personal property products experienced about $80 million of unfavorable development primarily due to higher LAE costs than anticipated.
•Our Commercial Lines business experienced about $50 million of unfavorable development primarily driven by higher than anticipated severity in our commercial auto business for California, New York, and Texas.

2023
•The unfavorable reserve development for 2023 included approximately $950 million attributable to accident year 2022 and $125 million to accident year 2021.
•Our personal auto products incurred about $715 million of unfavorable loss and LAE reserve development, with the agency and direct auto businesses each contributing about half. About half of this unfavorable development was attributable to higher than anticipated severity in auto property and physical damage coverages. The remaining unfavorable development was primarily due to increased loss costs in Florida injury and medical coverages and, to a lesser extent, higher than anticipated late reported injury claims; partially offset by lower than expected LAE.
•Our Commercial Lines business experienced about $365 million of unfavorable development, primarily driven by higher than anticipated severity and frequency of late reported injury claims and large loss emergence on injury claims, with about half attributable to our TNC business.
2022
•The favorable reserve development for 2022 reflected approximately $22 million of favorable prior year reserve development that was attributable to accident year 2021, $47 million to accident year 2020, and the remainder to accident years 2019 and prior.
•Our personal auto products incurred $157 million of favorable loss and LAE reserve development, with the agency and direct auto businesses each contributing about half. The favorable development was primarily attributable to more subrogation and salvage recoveries and lower LAE than originally anticipated, partially offset by higher than anticipated severity and frequency of auto property damage payments on previously closed claims and late reported injury claims.
•Our Commercial Lines business experienced $82 million of unfavorable development, primarily driven by our TNC business, due to higher than anticipated severity of injury case reserves and higher than anticipated severity and frequency of late reported claims.
Incurred and Paid Claims Development by Accident Year The following tables present our incurred, net of reinsurance, and paid claims development by accident year for the number of years that generally have historically represented the maximum development period for claims. The tables below include inception-to-date information for companies acquired and wholly exclude companies disposed of, rather than including information from the date of acquisition, or until the date of disposition. We believe the most meaningful presentation of claims development is through the retrospective approach by presenting all relevant historical information for all periods presented.
We have elected to present our incurred and paid claims development in consideration with our GAAP reportable segments (see Note 10 – Segment Information for a discussion of our segment reporting), with a further disaggregation of our Personal Lines vehicles and Commercial Lines auto business claims development between liability and physical damage, since the loss patterns are significantly different between them. The
Commercial Lines other business includes coverages for Progressive Fleet & Specialty Programs (Fleet & Specialty) other than liability and physical damage. Reserves for our run-off products are not considered material and, therefore, are not included in a separate claims development table.
Only 2024 is audited; all prior years are considered required supplementary information and, therefore, are unaudited. Expected development on our case reserves is excluded from the IBNR reserves on our vehicle businesses, as discussed above. For the Personal Lines property business and the Commercial Lines other business, the IBNR reserves include expected case development based on the methodology used in establishing the case reserves. The cumulative number of incurred claims are based on accident coverages (e.g., bodily injury, collision, comprehensive, personal injury protection, property damage) related to opened claims. Coverage counts related to claims closed without payment are excluded from the cumulative number of incurred claims.

Personal Lines - Vehicles - Agency - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2024
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2020[1]	2021[1]	2022[1]	2023[1]	2024
2020	$5,434	$5,405	$5,386	$5,458	$5,335	$0	757,059
2021		6,716	6,862	6,936	6,943	139	885,883
2022			7,077	7,302	7,226	168	842,089
2023				8,616	8,365	458	899,528
2024					9,700	1,991	922,906
				Total	$37,569
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2020[1]	2021[1]	2022[1]	2023[1]	2024
2020	$2,383	$4,112	$4,797	$5,122	$5,257
2021		2,855	5,239	6,183	6,569
2022			3,019	5,564	6,486
2023				3,527	6,311
2024					3,753
				Total	$28,376
	All outstanding liabilities before 2020, net of reinsurance[1]				101
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$9,294
[1] Required supplementary information (unaudited)

Personal Lines - Vehicles - Agency - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2024
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2020[1]	2021[1]	2022[1]	2023[1]	2024
2020	$3,329	$3,320	$3,327	$3,323	$3,334	$0	1,785,155
2021		4,708	4,624	4,629	4,619	0	2,106,004
2022			5,429	5,545	5,584	27	2,033,436
2023				5,775	5,880	(16)	2,116,608
2024					6,214	(262)	2,110,655
				Total	$25,631
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2020[1]	2021[1]	2022[1]	2023[1]	2024
2020	$3,250	$3,323	$3,323	$3,328	$3,332
2021		4,438	4,621	4,612	4,617
2022			5,176	5,542	5,549
2023				5,584	5,883
2024					5,932
				Total	$25,313
	All outstanding liabilities before 2020, net of reinsurance[1]				6
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$324
[1] Required supplementary information (unaudited)

Personal Lines - Vehicles - Direct - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2024
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2020[1]	2021[1]	2022[1]	2023[1]	2024
2020	$5,357	$5,323	$5,302	$5,343	$5,235	$0	789,868
2021		6,965	7,180	7,244	7,235	118	981,585
2022			7,563	7,870	7,799	160	973,940
2023				9,628	9,424	436	1,095,697
2024					11,584	2,218	1,224,816
				Total	$41,277
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2020[1]	2021[1]	2022[1]	2023[1]	2024
2020	$2,301	$4,019	$4,721	$5,036	$5,165
2021		2,915	5,461	6,488	6,899
2022			3,132	5,983	7,023
2023				3,926	7,160
2024					4,496
				Total	$30,743
	All outstanding liabilities before 2020, net of reinsurance[1]				83
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$10,617
[1] Required supplementary information (unaudited)

Personal Lines - Vehicles - Direct - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2024
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2020[1]	2021[1]	2022[1]	2023[1]	2024
2020	$3,776	$3,753	$3,766	$3,762	$3,773	$0	2,139,157
2021		5,752	5,568	5,573	5,570	3	2,602,980
2022			6,613	6,724	6,763	22	2,608,806
2023				7,578	7,678	(32)	2,858,910
2024					8,241	(398)	2,978,088
				Total	$32,025
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2020[1]	2021[1]	2022[1]	2023[1]	2024
2020	$3,720	$3,766	$3,762	$3,767	$3,771
2021		5,422	5,579	5,560	5,565
2022			6,326	6,732	6,732
2023				7,362	7,692
2024					7,851
				Total	$31,611
	All outstanding liabilities before 2020, net of reinsurance[1]				1
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$415
[1] Required supplementary information (unaudited)

Personal Lines - Property
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2024
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2020[1]	2021[1]	2022[1]	2023[1]	2024
2020	$1,224	$1,247	$1,261	$1,256	$1,258	$2	88,732
2021		1,540	1,516	1,503	1,498	6	89,934
2022			1,665	1,622	1,612	28	90,182
2023				1,583	1,605	95	81,801
2024					1,696	392	75,902
				Total	$7,669
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2020[1]	2021[1]	2022[1]	2023[1]	2024
2020	$833	$1,141	$1,211	$1,237	$1,250
2021		1,035	1,375	1,444	1,476
2022			1,042	1,470	1,545
2023				1,078	1,441
2024					1,050
				Total	$6,762
	All outstanding liabilities before 2020, net of reinsurance[1]				4
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$911
[1] Required supplementary information (unaudited)

Commercial Lines - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2024
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2020[1]	2021[1]	2022[1]	2023[1]	2024
2020	$2,336	$2,389	$2,419	$2,437	$2,418	$15	117,487
2021		3,447	3,527	3,574	3,581	79	156,656
2022			4,526	4,835	4,862	180	182,645
2023				5,456	5,502	472	189,384
2024					5,552	1,136	187,406
				Total	$21,915
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2020[1]	2021[1]	2022[1]	2023[1]	2024
2020	$441	$1,110	$1,629	$2,044	$2,255
2021		574	1,546	2,414	2,990
2022			749	2,086	3,232
2023				848	2,307
2024					853
				Total	$11,637
	All outstanding liabilities before 2020, net of reinsurance[1]				134
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$10,412
[1] Required supplementary information (unaudited)

Commercial Lines - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2024
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2020[1]	2021[1]	2022[1]	2023[1]	2024
2020	$632	$625	$622	$625	$623	$0	99,612
2021		921	910	910	910	2	121,945
2022			1,315	1,330	1,329	3	147,349
2023				1,352	1,336	(4)	162,717
2024					1,200	(7)	151,280
				Total	$5,398
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2020[1]	2021[1]	2022[1]	2023[1]	2024
2020	$541	$622	$620	$621	$622
2021		764	903	902	906
2022			1,114	1,315	1,321
2023				1,184	1,328
2024					1,066
				Total	$5,243
	All outstanding liabilities before 2020, net of reinsurance[1]				1
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$156
[1] Required supplementary information (unaudited)

Commercial Lines - Other
($ in millions)											As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance											December 31, 2024
	For the years ended December 31,										Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2015[1]	2016[1]	2017[1]	2018[1]	2019[1]	2020[1]	2021[1]	2022[1]	2023[1]	2024
2015	$51	$45	$46	$48	$47	$45	$45	$45	$45	$45	$3	9,528
2016		52	43	41	42	40	40	40	40	40	2	7,649
2017			63	55	51	49	46	48	55	54	9	17,683
2018				82	81	77	77	77	82	83	11	15,494
2019					81	83	85	88	88	88	8	10,732
2020						75	81	82	83	83	11	9,561
2021							84	87	89	85	16	9,409
2022								84	81	82	18	7,740
2023									85	85	27	7,512
2024										61	35	5,028
									Total	$706
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2015[1]	2016[1]	2017[1]	2018[1]	2019[1]	2020[1]	2021[1]	2022[1]	2023[1]	2024
2015	$7	$18	$27	$31	$34	$36	$37	$38	$39	$40
2016		9	21	27	31	33	34	35	36	36
2017			10	24	31	35	37	40	42	42
2018				18	40	50	57	62	65	67
2019					20	42	56	65	71	75
2020						16	39	52	60	64
2021							17	40	52	61
2022								18	40	51
2023									18	42
2024										13
									Total	$491
			All outstanding liabilities before 2015, net of reinsurance[1]							31
			Liabilities for claims and claim adjustment expenses, net of reinsurance							$246
[1] Required supplementary information (unaudited)
The following table reconciles the net incurred and paid claims development tables to the liability for claims and claim adjustment expenses:

(millions)	2024	2023
Net outstanding liabilities
Personal Lines
Vehicles
Agency, Liability	$9,294	$8,109
Agency, Physical Damage	324	213
Direct, Liability	10,617	8,818
Direct, Physical Damage	415	223
Property	911	745
Commercial Lines
Liability	10,412	9,192
Physical Damage	156	197
Other	246	261
Other business	177	89
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	32,552	27,847
Reinsurance recoverables on unpaid claims
Personal Lines
Vehicles
Agency, Liability	912	875
Agency, Physical Damage	0	0
Direct, Liability	1,559	1,471
Direct, Physical Damage	0	0
Property	567	632
Commercial Lines
Liability	845	1,078
Physical Damage	1	1
Other	218	216
Other business	354	475
Total reinsurance recoverables on unpaid claims	4,456	4,748
Unallocated claims adjustment expense related to:
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	2,018	1,753
Reinsurance recoverables on unpaid claims	31	41
Total gross liability for unpaid claims and claim adjustment expense	$39,057	$34,389
The following table shows the average historical claims duration as of December 31, 2024:

(Required Supplementary Information - Unaudited)
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance	Years
	1	2	3	4	5
Personal Lines
Vehicles
Agency, Liability	41.4%	33.9%	13.1%	5.8%	2.5%
Agency, Physical Damage	95.1	4.7	0	0.1	0.1
Direct, Liability	40.6	34.9	13.7	5.8	2.5
Direct, Physical Damage	95.8	3.9	(0.1)	0.1	0.1
Property	65.7	24.1	4.9	2.1	1.0
Commercial Lines
Liability	15.8	27.1	23.3	16.5	8.7
Physical Damage	86.5	13.5	0.1	0.3	0.2
Other	20.7	26.8	14.6	9.4	5.6